Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of interests in associates
The Corporation's financial information from its principal associates (100%), and translated in millions of Canadian dollars if required, is as follows:

	2017		2016
(in millions of Canadian dollars)	BORALEX INC. (results up to March 10, 2017)	GREENPAC HOLDING LLC (results up to April 4, 2017)	BORALEX INC.	GREENPAC HOLDING LLC
Condensed balance sheet
Cash and cash equivalents	N/A	N/A	100	28
Current assets (other than cash and cash equivalents and current financial assets)	N/A	N/A	288	103
Current financial assets	N/A	N/A	1	1
Long-term assets (other than long-term financial assets)	N/A	N/A	2,311	513
Long-term financial assets	N/A	N/A	2	11
Current liabilities (other than current financial liabilities)	N/A	N/A	131	41
Current financial liabilities	N/A	N/A	321	19
Long-term liabilities (other than long-term financial liabilities)	N/A	N/A	131	—
Long-term financial liabilities	N/A	N/A	1,605	251

Condensed statements of earnings
Sales	96	99	299	340
Depreciation and amortization	31	7	116	28
Financing expense	19	3	76	27
Provision for (recovery of) income taxes	6	—	(9)	—
Net earnings	13	9	2	22

Other comprehensive income (loss)
Translation adjustment	1	—	(12)	—
Cash flow hedges	(1)	1	—	4
	—	1	(12)	4
Total comprehensive income (loss)	13	10	(10)	26

Condensed cash flow
Dividends received from associates	2	—	7	—
INVESTMENT IN JOINT VENTURES
The following are the principal joint ventures of the Corporation and the Corporation's percentage of equity owned:

	PERCENTAGE EQUITY OWNED (%)	PRINCIPAL ESTABLISHMENT
Cascades Sonoco US Inc.[1]	50	Birmingham, Alabama and Tacoma, Washington, United States
Cascades Sonoco inc.[1]	50	Kingsey Falls and Berthierville, Québec, Canada
Maritime Paper Products Limited Partnership (MPPLP) [2]	40	Dartmouth, Nova Scotia, Canada
Tencorr Holdings Corporation [3]	33.3	Brampton, Ontario, Canada
1 Joint ventures producing specialty paper packaging products such as headers, rolls and wrappers.
2 MPPLP is a Canadian corporation converting containerboard.
3 Tencorr Holdings Corporation operates as a supplier of corrugated sheet stock.

A.	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES ARE DETAILED AS FOLLOWS:

(in millions of Canadian dollars)	2017	2016
Investments in associates	16	281
Investments in joint ventures	62	54
	78	335

Disclosure of interests in joint arrangements
The Corporation's joint ventures information (100%), translated in millions of Canadian dollar if required, is as follows:

	2017
(in millions of Canadian dollars)	CASCADES SONOCO US INC.	CASCADES SONOCO INC.	MARITIME PAPER PRODUCTS LIMITED PARTNERSHIP	TENCORR HOLDINGS CORPORATION
Condensed balance sheet
Current assets (other than cash and cash equivalents and current financial assets)	30	28	25	20
Long-term assets (other than long-term financial assets)	31	17	28	12
Current liabilities (other than current financial liabilities)	10	6	4	14
Current financial liabilities	2	1	1	5
Long-term liabilities (other than long-term financial liabilities)	4	3	—	—
Long-term financial liabilities	14	3	4	1

Condensed statement of earnings
Sales	119	96	102	111
Depreciation and amortization	2	2	2	2
Financing expense	1	—	—	—
Provision for income taxes	1	1	—	—
Net earnings	8	4	7	1

Other comprehensive income (loss)
Translation adjustment	(2)	—	—	—
Total comprehensive income	6	4	7	1

Condensed cash flow
Dividends received from joint ventures	4	1	1	—

	2016
(in millions of Canadian dollars)	CASCADES SONOCO US INC.	CASCADES SONOCO INC.	MARITIME PAPER PRODUCTS LIMITED PARTNERSHIP
Condensed balance sheet
Cash and cash equivalents	5	3	3
Current assets (other than cash and cash equivalents and current financial assets)	26	23	20
Long-term assets (other than long-term financial assets)	16	18	28
Current liabilities (other than current financial liabilities)	9	9	6
Current financial liabilities	1	—	1
Long-term liabilities (other than long-term financial liabilities)	4	3	—
Long-term financial liabilities	1	1	5

Condensed statement of earnings
Sales	119	88	96
Depreciation and amortization	2	2	2
Financing expense	1	—	1
Provision for income taxes	4	2	—
Net earnings	9	6	8

Other comprehensive income (loss)
Translation adjustment	(1)	—	—
Total comprehensive income	8	6	8

Condensed cash flow
Dividends received from joint ventures	4	4	—
NON-SIGNIFICANT ASSOCIATES AND JOINT VENTURES
The carrying value of investments in associates and joint ventures that are not significant for the Corporation is as follows:

(in millions of Canadian dollars)	2017	2016
Non-significant associates	16	17
Non-significant joint ventures	16	14
	32	31

The shares of results of non-significant associates and joint ventures for the Corporation are as follows:

(in millions of Canadian dollars)	2017	2016
Non-significant associates	1	2
Non-significant joint ventures	3	4
	4	6

Disclosure of subsidiaries
SUBSIDIARIES WITH NON-CONTROLLING INTERESTS
The Corporation's information for its subsidiaries with significant non-controlling interests is as follows:

	2017		2016
(in millions of Canadian dollars, unless otherwise noted)	RENO DE MEDICI S.p.A.	GREENPAC HOLDING LLC (since April 4, 2017)	RENO DE MEDICI S.p.A.
Principal establishment	Milan, Italy	New York, United States	Milan, Italy
Percentage of shares held by non-controlling interests (accounting basis)	42.18%	17.17%	42.30%
Net earnings attributable to non-controlling interests	9	5	2
Non-controlling interests accumulated at the end of the year	105	42	90
Dividends paid to non-controlling interests	1	4	1

Condensed balance sheet
Cash and cash equivalents	29	38	41
Current assets (other than cash and cash equivalents and current financial assets)	254	100	231
Current financial assets	—	3	—
Long-term assets (other than long-term financial assets)	335	568	299
Long-term financial assets	—	14	—
Current liabilities (other than current financial liabilities)	195	31	178
Current financial liabilities	30	106	23
Long-term liabilities (other than long-term financial liabilities)	72	—	68
Long-term financial liabilities	67	209	82

Condensed statement of earnings
Sales	838	278	702
Depreciation and amortization	33	22	32
Provision for income taxes	9	—	5
Net earnings	21	21	5

Condensed cash flow
Cash flows from operating activities	49	39	56
Cash flows used from investing activities	(48)	(3)	(39)
Cash flows used for financing activities	(17)	(30)	(9)